Residual Value Obligation and Deferred Lease Revenue (Detail) (Truck and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Truck and Other
Property Subject to or Available for Operating Lease [Line Items]
Residual value guarantees	$ 320.0	$ 250.6
Deferred lease revenues	392.0	313.2
Residual value guarantees and deferred revenues	$ 712.0	$ 563.8